Maturity [Member] Investment Objectives and Goals - iShares iBonds Oct 2027 Term TIPS ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	iSHARES® iBONDS® OCT 2027 TERM TIPS ETF Ticker: IBIDStock Exchange: NYSE Arca
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The iShares iBonds Oct 2027 Term TIPS ETF (the “Fund”) seeks to track the investment results of an index composed of inflation-protected U.S. Treasury bonds maturing in 2027.